Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme - ₨ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Options
Options outstanding, beginning of period	158,106,016	168,168,760	142,865,602
Granted	30,480,145	25,628,600	57,466,600
Exercised	(34,201,810)	(32,764,494)	(29,490,022)
Forfeited	(2,175,700)	(2,639,100)	(2,032,110)
Lapsed	(526,190)	(287,750)	(641,310)
Options outstanding, end of period	151,682,461	158,106,016	168,168,760
Options exercisable, end of period	65,124,916	65,321,116	64,453,260
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 1,175.65	₨ 1,063.79	₨ 899.03
Granted	1,425.69	1,427.29	1,235.8
Exercised	998.73	796.52	596.85
Forfeited	1,274.53	1,231.84	1,163.29
Lapsed	1,033.65	870.34	929.57
Options outstanding, end of period	1,264.86	1,175.65	1,063.79
Options exercisable, end of period	1,162.96	1,036.49	834.48
Weighted average fair value of options granted during the year	₨ 548.11	₨ 415.12	₨ 320.42